Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net Loss	$ (3,631,173)	$ (1,167,070)
Adjustments to reconcile net loss to net cash (used in) provided by operations
Depreciation/Amortization	51,180	18,674
Amortization of investment premium	8,734	0
Stock based compensation	438,395	156,297
Loss on disposal of assets	453	720
(Increase) Decrease in:
Credit card holdback receivable	(202,388)	(224,456)
Accounts receivable	(356,177)	136,766
Accrued interest paid	(5,907)	0
Prepaid expense	(22,554)	149,111
Security deposit	(1,335)	15,250
Increase (Decrease) in:
Accounts payable and accrued expenses	1,062,381	400,844
Deferred revenue	1,200,491	1,656,866
Accrued interest payable - related party	2,358	2,692
Net Cash (Used in) Provided by Operating Activities	(1,455,542)	1,145,694
Cash Flows From Investing Activities:
Purchase of Fixed Assets and Domain Name	(540,591)	(22,267)
Notes receivable issued to employees	(138,803)	0
Purchase of investments	(6,989,937)	0
Redemption of investments	500,000	0
Net Cash Used In Investing Activities	(7,169,331)	(22,267)
Cash Flows From Financing Activities:
Proceeds from issuance of stock, net of stock offering costs	8,003,825	0
Net Cash Provided By Financing Activities	8,003,825	0
Net Increase in Cash and Cash Equivalents	(621,048)	1,123,427
Cash and Cash Equivalents at Beginning of Year	3,018,876	1,895,449
Cash and Cash Equivalents at End of Year	2,397,828	3,018,876
Supplemental disclosure of cash flow information:
Cash paid for interest	0	860
Cash paid for taxes	4,500	17,275
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock	$ 71,959	$ 0